INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets:

	Weighted
	average
	amortization	December 31,
	Period	2017	2016
	(years)
Cost:
Acquired technology	7.9	$25,561	$16,314
Customers relationships and brand name	5.8	9,817	9,817

		35,378	26,131

Accumulated amortization:
Acquired technology		15,297	14,160
Customers relationships and brand name		9,666	9,572

		24,963	23,732

Intangible assets, net		$10,415	$2,399

Future Estimated Amortization Expenses	Future estimated amortization expenses for the years ending:
December 31,

2018	$1,726
2019	1,713
2020	1,072
2021	1,039
2022 and thereafter	4,865

Total	$10,415